SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
SMITH BARNEY APPRECIATION FUND INC.
SMITH BARNEY ARIZONA MUNICIPALS FUND INC.
SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.
SMITH BARNEY CONCERT ALLOCATION SERIES INC.
BALANCED PORTFOLIO
CONSERVATIVE PORTFOLIO
GROWTH PORTFOLIO
HIGH GROWTH PORTFOLIO
INCOME PORTFOLIO
GLOBAL PORTFOLIO
SMITH BARNEY EQUITY FUNDS
CONCERT SOCIAL AWARENESS FUND
SMITH BARNEY GROWTH AND INCOME FUND
SMITH BARNEY FUNDAMENTAL VALUE FUND INC.
SMITH BARNEY FUNDS, INC.
EQUITY INCOME PORTFOLIO
SHORT-TERM U.S. TREASURY SECURITIES PORTFOLIO
U.S. GOVERNMENT SECURITIES PORTFOLIO
SMITH BARNEY INCOME FUNDS
SMITH BARNEY CONVERTIBLE FUND
SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND
SMITH BARNEY HIGH INCOME FUND
SMITH BARNEY PREMIUM TOTAL RETURN FUND
SMITH BARNEY MUNICIPAL HIGH INCOME FUND
SMITH BARNEY TOTAL RETURN BOND FUND
SMITH BARNEY UTILITIES FUND
SMITH BARNEY INVESTMENT FUNDS INC.
CONCERT PEACHTREE GROWTH FUND
SMITH BARNEY GOVERNMENT SECURITIES FUND
SMITH BARNEY HANSBERGER GLOBAL VALUE FUND
SMITH BARNEY HANSBERGER GLOBAL SMALL CAP VALUE FUND
SMITH BARNEY INVESTMENT GRADE BOND FUND
SMITH BARNEY MANAGED GROWTH FUND
SMITH BARNEY SPECIAL EQUITIES FUND
SMITH BARNEY INVESTMENT TRUST
SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND
SMITH BARNEY MANAGED GOVERNMENTS FUND INC.
SMITH BARNEY MANAGED MUNICIPALS FUND INC.
SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND
SMITH BARNEY MONEY FUNDS, INC.
CASH PORTFOLIO
GOVERNMENT PORTFOLIO


SMITH BARNEY MUNI FUNDS
CALIFORNIA MONEY MARKET PORTFOLIO
FLORIDA PORTFOLIO
GEORGIA PORTFOLIO
LIMITED TERM PORTFOLIO
NATIONAL PORTFOLIO
NEW YORK MONEY MARKET PORTFOLIO
NEW YORK PORTFOLIO
PENNSYLVANIA PORTFOLIO
SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.
SMITH BARNEY NATURAL RESOURCES FUND INC.
SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.
SMITH BARNEY OREGON MUNICIPALS FUND
SMITH BARNEY SMALL CAP BLEND FUND, INC.
SMITH BARNEY WORLD FUNDS, INC.
EMERGING MARKETS PORTFOLIO
EUROPEAN PORTFOLIO
GLOBAL GOVERNMENT BOND PORTFOLIO
INTERNATIONAL BALANCED PORTFOLIO
PACIFIC PORTFOLIO

SUPPLEMENT DATED FEBRUARY 13, 1998 TO PROSPECTUSES*

	Effective February 13, 1998, the following information supplements, and to the extent inconsistent therewith, supersedes the information set forth in the Prospectuses relating to the initial investment minimum for Class Y shares:

Class Y shares are sold at net asset value with no initial sales charge or CDSC and are available only to investors meeting an initial investment minimum of $15,000,000.



	The following information supplements and, to the extent inconsistent therewith, supersedes the information set forth in the Prospectuses under "Purchase of Shares--Letter of Intent":

Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased during such period will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a Smith Barney Financial Consultant or the Transfer Agent for further information.




_____________________
* Prospectuses dated:

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
December  29, 1997

SMITH BARNEY APPRECIATION FUND INC.
April 29, 1997

SMITH BARNEY ARIZONA MUNICIPALS FUND INC.
September 26, 1997

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.
June 27, 1997

SMITH BARNEY CONCERT ALLOCATION SERIES INC.


BALANCED PORTFOLIO
May 30, 1997

CONSERVATIVE PORTFOLIO
May 30, 1997

GROWTH PORTFOLIO
May 30, 1997

HIGH GROWTH PORTFOLIO
May 30, 1997

INCOME PORTFOLIO
May 30, 1997

GLOBAL PORTFOLIO
May 30, 1997

SMITH BARNEY EQUITY FUNDS


CONCERT SOCIAL AWARENESS FUND
February 24, 1997, as
amended May 31, 1997

SMITH BARNEY GROWTH AND INCOME FUND
May 31, 1997

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.
January 27, 1997

SMITH BARNEY FUNDS, INC.


EQUITY INCOME PORTFOLIO
April 30, 1997

SHORT-TERM U.S. TREASURY SECURITIES PORTFOLIO
April 30, 1997

U.S. GOVERNMENT SECURITIES PORTFOLIO
April 30, 1997

SMITH BARNEY INCOME FUNDS


SMITH BARNEY CONVERTIBLE FUND
November 28, 1997

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND
November 28, 1997

SMITH BARNEY HIGH INCOME FUND
November 28, 1997

SMITH BARNEY PREMIUM TOTAL RETURN FUND
November 26, 1996, as
amended April 30, 1997

SMITH BARNEY MUNICIPAL HIGH INCOME FUND
November 28, 1997

SMITH BARNEY TOTAL RETURN BOND FUND
January 21, 1998

SMITH BARNEY UTILITIES FUND
November 28, 1997

SMITH BARNEY INVESTMENT FUNDS INC.


CONCERT PEACHTREE GROWTH FUND
April 30, 1997

SMITH BARNEY GOVERNMENT SECURITIES FUND
April 30, 1997

SMITH BARNEY HANSBERGER GLOBAL VALUE FUND
October 27, 1997

SMITH BARNEY HANSBERGER GLOBAL SMALL CAP VALUE
FUND
October 27, 1997

SMITH BARNEY INVESTMENT GRADE BOND FUND
April 30, 1997

SMITH BARNEY MANAGED GROWTH FUND
April 30, 1997

SMITH BARNEY SPECIAL EQUITIES FUND
April 30, 1997

SMITH BARNEY INVESTMENT TRUST


SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA
MUNICIPALS FUND
March 25, 1997

SMITH BARNEY INTERMEDIATE MATURITY NEW YORK
MUNICIPALS FUND
March 25, 1997

SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND
July 14, 1997

SMITH BARNEY MANAGED GOVERNMENTS FUND INC.
November 28, 1997

SMITH BARNEY MANAGED MUNICIPALS FUND INC.
June 25, 1997

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND
March 28, 1997

SMITH BARNEY MONEY FUNDS, INC.


CASH PORTFOLIO
April 30, 1997

GOVERNMENT PORTFOLIO
April 30, 1997

SMITH BARNEY MUNI FUNDS


CALIFORNIA MONEY MARKET PORTFOLIO
July 29, 1997

FLORIDA PORTFOLIO
July 29, 1997

GEORGIA PORTFOLIO
July 29, 1997

LIMITED TERM PORTFOLIO
July 29, 1997

NATIONAL PORTFOLIO
July 29, 1997

NEW YORK MONEY MARKET PORTFOLIO
July 29, 1997

NEW YORK PORTFOLIO
July 29, 1997

PENNSYLVANIA PORTFOLIO
July 29, 1997

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.
July 29, 1997

SMITH BARNEY NATURAL RESOURCES FUND INC.
February 20, 1997

SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.
July 29, 1997

SMITH BARNEY OREGON MUNICIPALS FUND
August 28, 1997

SMITH BARNEY SMALL CAP BLEND FUND, INC.
June 23, 1997

SMITH BARNEY WORLD FUNDS, INC.


EMERGING MARKETS PORTFOLIO
February 28, 1997

EUROPEAN PORTFOLIO
February 28, 1997

GLOBAL GOVERNMENT BOND PORTFOLIO
February 28, 1997

INTERNATIONAL BALANCED PORTFOLIO
February 28, 1997

PACIFIC PORTFOLIO
February 28, 1997




FD 01386

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